CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Dividends on common stock, per share	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0.15
Issuance of common stock									1,951,220